UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867

                    OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

            Date of reporting period: AUGUST 1, 2003 - JULY 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's strong results compared to the benchmark index and peer group can be attributed to our emphasis on higher-yielding securities that are undervalued, out of favor or misunderstood in the marketplace. This focus not only provided yield for the Fund, but also resulted in price appreciation as their value reflected the benefits of an improving economy. In particular, the Fund witnessed price appreciation in the hospital / healthcare sector and airline-related bonds. Secondarily, bonds held by Oppenheimer Rochester National Municipals and issued by electric utilities, paper and forest products companies also experienced this price appreciation.
   In the Healthcare sector, both an improving economy and successful cost cutting measures helped West Penn-Allegheny Healthcare System realign itself with financial projections. New senior management at West Penn-Allegheny successfully renegotiated contracts and has taken other steps the markets deemed necessary to improve the performance, which we think will continue. By 2004, West Penn-Allegheny reported operating profits, and the markets responded by sharply increasing the value of these bonds. Other issues, such as Valley Health Systems in California and Progressive Healthcare in Louisiana, also reported improved cash flows, which benefited the Fund.
   The outlook for airlines improved dramatically as the U.S. economy gained momentum and overcame the initial impact of 9/11. For example, in early 2003 American Airlines stood on the edge of bankruptcy, but efforts by management and personnel helped the company avoid having to file bankruptcy. As a result, all American Airlines bonds rebounded sharply. The Fund owned a large position in American Airlines bonds that, while volatile during early 2003, were paid off at par prior to their maturity date later that year. We note that, despite positive developments for airlines during the reporting period, the industry remains volatile; particularly as higher fuel costs have slowed the recent positive momentum. We have proactively taken steps to limit the Fund's exposure to any single airline (less than 5% of assets) and to broadly diversify airline holdings across a variety of structure and maturities while largely avoiding the most troubled airlines. As of July 31, 2004, airline related bonds represented 16.9% of total Fund assets.
   Master settlement agreement (MSA) bonds, or Tobacco bonds, continued to represent a major portion of the portfolio (24.9% of total assets). These bonds, which are backed by each state's (or U.S. territory's) share of the national settlement agreement with major tobacco manufacturers, are rated BBB but provide considerably higher income than other similarly rated bonds. Ongoing litigation in the tobacco industry lead to volatility in the



9  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MSA bonds over the past year, with prices climbing sharply then losing ground in the wake of several court rulings. Nonetheless, the tobacco companies met their obligations, and these bonds were a consistent source of high current income for the Fund.
   We continue to believe that MSA bonds entail less risk than their credit rating or price volatility suggest. Although litigation risk will continue to overhang the tobacco industry, we expect MSA bonds to trade similarly to comparable rated bonds as the market becomes more comfortable with the credit and new issuance dissipates.
   A relatively new and growing area of both municipal bond issuance and investment for the Fund was gaming and casinos. As of July 31, 2004, 4.8% of assets were invested in bonds issued by tribally owned casinos in California, New Mexico and Florida. This new area of issuance has been met with skepticism, but our credit research indicates that these bonds could offer premium yields without significant risk to the portfolio.
   The Fund's position in municipal inverse floating rate securities also contributed to performance. These are highly rated, high yielding, tax-exempt securities whose interest rates move inversely to short-term rates. We seek to offset the greater interest rate sensitivity of these bonds by also investing in premium-coupon, callable bonds whose market prices fluctuate much less than long-term bond indices.
   All in all, a number of factors have caused volatility in some industry sectors in which the Fund invests. But this same volatility has presented opportunities for our research team to identify bonds that can lock in immediate yield advantages and the potential for price appreciation.
   The Fund attempts to pay dividends on Class A shares at a constant level. However there is no assurance it will be able to do so, and the dividend may be changed at any time without prior notice to shareholders. This practice did not affect the Fund's investment strategies or per share net asset values, or cause it to pay any distributions of capital.
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2004. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from inception of the Class on August 29, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general


10  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


11  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Rochester National Municipals (Class A)
     Lehman Brothers Municipal Bond Index

[GRAPHIC]                 Oppenheimer
                      Rochester National           Lehman Brothers
                     Municipals (Class A)        Municipal Bond Index

12/31/1994                $ 9,525               $10,000
03/31/1995                 10,254                10,707
06/30/1995                 10,478                10,965
09/30/1995                 10,715                11,280
12/31/1995                 11,202                11,746
03/31/1996                 11,065                11,604
06/30/1996                 11,118                11,693
07/31/1996 1               11,230                11,799
10/31/1996                 11,477                12,096
01/31/1997                 11,678                12,289
04/30/1997                 11,706                12,339
07/31/1997                 12,284                13,009
10/31/1997                 12,451                13,123
01/31/1998                 12,834                13,531
04/30/1998                 12,789                13,486
07/31/1998                 13,085                13,788
10/31/1998                 13,360                14,175
01/31/1999                 13,592                14,431
04/30/1999                 13,589                14,423
07/31/1999                 13,263                14,185
10/31/1999                 12,814                13,924
01/31/2000                 12,640                13,907
04/30/2000                 13,007                14,291
07/31/2000                 13,433                14,796
10/31/2000                 13,737                15,109
01/31/2001                 14,295                15,754
04/30/2001                 14,296                15,773
07/31/2001                 14,779                16,287
10/31/2001                 15,143                16,697
01/31/2002                 15,103                16,684
04/30/2002                 15,440                16,877
07/31/2002                 15,797                17,380
10/31/2002                 15,000                17,676
01/31/2003                 14,855                17,929
04/30/2003                 15,158                18,311
07/31/2003                 16,170                18,007
10/31/2003                 17,431                18,580
01/31/2004                 18,494                19,038
04/30/2004                 18,176                18,801
07/31/2004                 18,235                19,048

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04
1-Year  7.42%   5-Year  5.54%   10-Year  5.83%

1.  The Fund changed its fiscal year end from 12/31 to 7/31.


12  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Rochester National Municipals (Class B)
     Lehman Brothers Municipal Bond Index

[GRAPHIC]                 Oppenheimer
                      Rochester National           Lehman Brothers
                     Municipals (Class B)        Municipal Bond Index

12/31/1994                $10,000               $10,000
03/31/1995                 10,744                10,707
06/30/1995                 10,958                10,965
09/30/1995                 11,194                11,280
12/31/1995                 11,681                11,746
03/31/1996                 11,507                11,604
06/30/1996                 11,540                11,693
07/31/1996 1               11,659                11,799
10/31/1996                 11,894                12,096
01/31/1997                 12,068                12,289
04/30/1997                 12,086                12,339
07/31/1997                 12,657                13,009
10/31/1997                 12,805                13,123
01/31/1998                 13,174                13,531
04/30/1998                 13,103                13,486
07/31/1998                 13,380                13,788
10/31/1998                 13,634                14,175
01/31/1999                 13,845                14,431
04/30/1999                 13,816                14,423
07/31/1999                 13,460                14,185
10/31/1999                 12,968                13,924
01/31/2000                 12,780                13,907
04/30/2000                 13,126                14,291
07/31/2000                 13,529                14,796
10/31/2000                 13,808                15,109
01/31/2001                 14,347                15,754
04/30/2001                 14,349                15,773
07/31/2001                 14,833                16,287
10/31/2001                 15,198                16,697
01/31/2002                 15,158                16,684
04/30/2002                 15,496                16,877
07/31/2002                 15,854                17,380
10/31/2002                 15,054                17,676
01/31/2003                 14,909                17,929
04/30/2003                 15,213                18,311
07/31/2003                 16,229                18,007
10/31/2003                 17,495                18,580
01/31/2004                 18,561                19,038
04/30/2004                 18,242                18,801
07/31/2004                 18,302                19,048

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04
1-Year  6.89%   5-Year  5.44%   10-Year  5.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from 12/31 to 7/31.


13  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Rochester National Municipals (Class C)
     Lehman Brothers Municipal Bond Index

[GRAPHIC]                 Oppenheimer
                      Rochester National          Lehman Brothers
                     Municipals (Class C)       Municipal Bond Index

08/29/1995                $10,000               $10,000
09/30/1995                 10,131                10,063
12/31/1995                 10,586                10,479
03/31/1996                 10,433                10,353
06/30/1996                 10,455                10,432
07/31/1996 1               10,563                10,526
10/31/1996                 10,775                10,791
01/31/1997                 10,929                10,963
04/30/1997                 10,935                11,008
07/31/1997                 11,452                11,605
10/31/1997                 11,585                11,708
01/31/1998                 11,920                12,072
04/30/1998                 11,855                12,032
07/31/1998                 12,106                12,301
10/31/1998                 12,337                12,647
01/31/1999                 12,528                12,874
04/30/1999                 12,502                12,868
07/31/1999                 12,179                12,655
10/31/1999                 11,744                12,423
01/31/2000                 11,562                12,407
04/30/2000                 11,876                12,750
07/31/2000                 12,242                13,201
10/31/2000                 12,495                13,480
01/31/2001                 12,979                14,055
04/30/2001                 12,957                14,072
07/31/2001                 13,370                14,531
10/31/2001                 13,674                14,896
01/31/2002                 13,612                14,884
04/30/2002                 13,890                15,057
07/31/2002                 14,184                15,506
10/31/2002                 13,429                15,770
01/31/2003                 13,285                15,995
04/30/2003                 13,533                16,336
07/31/2003                 14,408                16,065
10/31/2003                 15,490                16,576
01/31/2004                 16,404                16,985
04/30/2004                 16,091                16,773
07/31/2004                 16,113                16,994

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04
1-Year 10.83% 5-Year 5.76% Since Inception (8/29/95) 5.49%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from 12/31 to 7/31.

14  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


15  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


16  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING       ENDING
                             ACCOUNT         ACCOUNT          EXPENSES PAID
                             VALUE           VALUE            DURING 6 MONTHS
                             (2/1/04)        (7/31/04)        ENDED 7/31/04
--------------------------------------------------------------------------------
Class A Actual               $1,000.00       $  986.00        $3.85
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00        1,020.98         3.92
--------------------------------------------------------------------------------
Class B Actual                1,000.00          982.30         7.64
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00        1,017.16         7.77
--------------------------------------------------------------------------------
Class C Actual                1,000.00          982.20         7.64
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00        1,017.16         7.77

Hypothetical assumes 5% annual return before expenses.
Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those expense ratios for the 6-month period ended July 31, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A       0.78%
------------------------
Class B       1.55
------------------------
Class C       1.55
--------------------------------------------------------------------------------


17  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  July 31, 2004
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                            VALUE
      AMOUNT                                                                COUPON                 MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--104.5%
-----------------------------------------------------------------------------------------------------------------------------
 ALABAMA--0.9%
 $   180,000   AL IDA Solid Waste Disposal (Pine City Fiber Company)         6.450%              12/01/2023    $      179,487
-----------------------------------------------------------------------------------------------------------------------------
      15,000   AL IDA Solid Waste Disposal (Pine City Fiber Company)         6.450               12/01/2023            14,847
-----------------------------------------------------------------------------------------------------------------------------
   7,750,000   Butler, AL IDB (James River Corp. of VA)                      8.000               09/01/2028         7,916,393
-----------------------------------------------------------------------------------------------------------------------------
   2,350,000   Huntsville, AL Special Care Facilities Financing
               Authority (Carlton Cove) 1                                    8.125               11/15/2031         1,527,500
-----------------------------------------------------------------------------------------------------------------------------
   2,250,000   Rainbow City, AL Special Health Care Facilities
               Financing Authority (Regency Pointe)                          8.250               01/01/2031         2,179,440
                                                                                                               --------------
                                                                                                                   11,817,667
-----------------------------------------------------------------------------------------------------------------------------
 ALASKA--0.4%
     260,000   AK Northern Tobacco Securitization Corp. (TASC)               5.375               06/01/2021           219,136
-----------------------------------------------------------------------------------------------------------------------------
     275,000   AK Northern Tobacco Securitization Corp. (TASC)               5.500               06/01/2029           223,003
-----------------------------------------------------------------------------------------------------------------------------
   5,170,000   AK Northern Tobacco Securitization Corp. (TASC)               6.500               06/01/2031         4,503,639
                                                                                                               --------------
                                                                                                                    4,945,778
-----------------------------------------------------------------------------------------------------------------------------
 ARIZONA--1.0%
   7,000,000   AZ Health Facilities Authority (American Baptist Estates)     7.750               11/15/2033         7,078,470
-----------------------------------------------------------------------------------------------------------------------------
   1,355,000   Gila County, AZ IDA (Asarco, Inc.)                            5.550               01/01/2027           988,391
-----------------------------------------------------------------------------------------------------------------------------
     310,000   Maricopa County, AZ IDA (Sun King Apartments)                 6.750               11/01/2018           272,214
-----------------------------------------------------------------------------------------------------------------------------
     490,000   Maricopa County, AZ IDA (Sun King Apartments)                 6.750               05/01/2031           405,877
-----------------------------------------------------------------------------------------------------------------------------
      20,000   Navajo County, AZ IDA (Stone Container Corp.)                 7.400               04/01/2026            20,143
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000   Phoenix, AZ IDA (America West Airlines)                       6.250               06/01/2019         1,540,600
-----------------------------------------------------------------------------------------------------------------------------
   1,385,000   Pima County, AZ IDA (Basis School)                            7.375               07/01/2034         1,398,919
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   Pima County, AZ IDA (Desert Tech Schools)                     7.000               02/01/2024           992,130
                                                                                                               --------------
                                                                                                                   12,696,744
-----------------------------------------------------------------------------------------------------------------------------
 ARKANSAS--0.2%
      20,000   Little River County, AR (Georgia-Pacific Corp.)               5.600               10/01/2026            18,450
-----------------------------------------------------------------------------------------------------------------------------
   2,160,000   North Little Rock, AR Residential Hsg. Facilities
               Board RITES 1                                                17.683 2             02/20/2017         2,283,293
-----------------------------------------------------------------------------------------------------------------------------
       5,000   Pope County, AR Pollution Control
               (Arkansas Power & Light Company)                              6.300               11/01/2020             5,003
                                                                                                               --------------
                                                                                                                    2,306,746
-----------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA--12.0%
   4,945,000   CA CDA (Aspire Public Schools)                                7.250               08/01/2031         5,019,274
-----------------------------------------------------------------------------------------------------------------------------
   9,000,000   CA CDA (East Valley Tourist)                                  9.250               10/01/2020         9,764,910
-----------------------------------------------------------------------------------------------------------------------------
  19,000,000   CA CDA (East Valley Tourist)                                 11.000               10/01/2020        19,009,880
-----------------------------------------------------------------------------------------------------------------------------
   3,000,000   CA CDA (Elder Care Alliance)                                  8.250               11/15/2032         2,944,680
-----------------------------------------------------------------------------------------------------------------------------
     680,000   CA County Tobacco Securitization Agency (TASC)                5.750               06/01/2029           577,320
-----------------------------------------------------------------------------------------------------------------------------
   2,610,000   CA County Tobacco Securitization Agency (TASC)                5.875               06/01/2035         2,080,535
-----------------------------------------------------------------------------------------------------------------------------
   4,000,000   CA County Tobacco Securitization Agency (TASC)                5.875               06/01/2043         3,147,800

18  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                            VALUE
      AMOUNT                                                                COUPON                 MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 $ 1,425,000   CA County Tobacco Securitization Agency (TASC)                6.000%              06/01/2038    $    1,150,745
-----------------------------------------------------------------------------------------------------------------------------
     515,000   CA County Tobacco Securitization Agency (TASC)                6.000               06/01/2042           413,648
-----------------------------------------------------------------------------------------------------------------------------
   3,625,000   CA Golden State Tobacco Securitization Corp.                  6.250               06/01/2033         3,287,513
-----------------------------------------------------------------------------------------------------------------------------
   6,810,000   CA Golden State Tobacco Securitization Corp.                  6.625               06/01/2040         5,999,474
-----------------------------------------------------------------------------------------------------------------------------
   7,135,000   CA Golden State Tobacco Securitization Corp.                  6.750               06/01/2039         6,439,195
-----------------------------------------------------------------------------------------------------------------------------
   2,720,000   CA Golden State Tobacco Securitization Corp.
               Fixed Receipt                                                 5.500               06/01/2043         2,729,221
-----------------------------------------------------------------------------------------------------------------------------
   7,320,000  CA Golden State Tobacco Securitization Corp. RITES 1          16.181 2             06/01/2043         7,419,259
-----------------------------------------------------------------------------------------------------------------------------
   6,800,000  CA Golden State Tobacco Securitization Corp. RITES 1          17.351 2             06/01/2043         7,321,832
-----------------------------------------------------------------------------------------------------------------------------
  14,400,000   CA Statewide CDA (Fairfield Apartments)                       7.250               01/01/2035        14,461,488
-----------------------------------------------------------------------------------------------------------------------------
   2,500,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)                                             6.000               05/01/2037         2,022,350
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)                                             6.000               05/01/2043           802,360
-----------------------------------------------------------------------------------------------------------------------------
   5,000,000   CA Valley Health System COP                                   6.875               05/15/2023         4,208,800
-----------------------------------------------------------------------------------------------------------------------------
   5,485,000   Cabazon, CA Band Mission Indians 3                            8.375               07/01/2015         5,492,131
-----------------------------------------------------------------------------------------------------------------------------
   5,400,000   Cabazon, CA Band Mission Indians 3                            8.750               07/01/2019         5,406,804
-----------------------------------------------------------------------------------------------------------------------------
   1,535,000   Lathrop, CA Special Tax Community Facilities
               District No. 03-2                                             7.000               09/01/2033         1,532,022
-----------------------------------------------------------------------------------------------------------------------------
   3,250,000   Long Beach, CA Harbor DRIVERS 1                              16.699 2             05/15/2027         3,292,510
-----------------------------------------------------------------------------------------------------------------------------
  19,000,000   Los Angeles, CA Regional Airports Improvement Corp.
               (American Airlines)                                           7.500               12/01/2024        16,196,550
-----------------------------------------------------------------------------------------------------------------------------
   7,595,000   Los Angeles, CA Regional Airports Improvement Corp.
               (Delta-Continental Airlines)                                  9.250               08/01/2024         7,599,177
-----------------------------------------------------------------------------------------------------------------------------
   2,810,000   Northern CA Tobacco Securitization Authority (TASC)           5.375               06/01/2041         2,043,713
-----------------------------------------------------------------------------------------------------------------------------
     120,000   Northern CA Tobacco Securitization Authority (TASC),
               Series B                                                      5.000               06/01/2028           100,163
-----------------------------------------------------------------------------------------------------------------------------
   5,025,000   Southern CA Tobacco Securitization Authority (TASC)           5.500               06/01/2036         4,044,070
-----------------------------------------------------------------------------------------------------------------------------
   8,550,000   Southern CA Tobacco Securitization Authority (TASC)           5.625               06/01/2043         6,462,261
-----------------------------------------------------------------------------------------------------------------------------
   8,210,000   Southern CA Tobacco Securitization Authority (TASC)           6.000               06/01/2043         6,383,357
                                                                                                               --------------
                                                                                                                  157,353,042
-----------------------------------------------------------------------------------------------------------------------------
 COLORADO--1.0%
   2,000,000   CO Educational & Cultural Facilities Authority
               (Colorado Lutheran High School Assoc.)                        7.625               06/01/2034         1,976,500
-----------------------------------------------------------------------------------------------------------------------------
  11,000,000   Lincoln Park, CO Metropolitan District                        7.750               12/01/2026        11,370,480
                                                                                                               --------------
                                                                                                                   13,346,980
-----------------------------------------------------------------------------------------------------------------------------
 CONNECTICUT--0.4%
   1,500,000   CT Devel. Authority Airport Facility (Learjet)                7.950               04/01/2026         1,713,480
-----------------------------------------------------------------------------------------------------------------------------
   2,980,000   CT HFA ROLs 1                                                17.487 2             05/15/2033         3,124,530
                                                                                                               --------------
                                                                                                                    4,838,010


19  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                            VALUE
      AMOUNT                                                                COUPON                 MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 DISTRICT OF COLUMBIA--1.0%
 $10,235,000   District of Columbia Tobacco Settlement Financing Corp.       6.750%              05/15/2040    $    9,071,895
-----------------------------------------------------------------------------------------------------------------------------
   4,575,000   Metropolitan Washington, D.C. Airport Authority ROLs 1       17.134 2             10/01/2032         4,667,781
                                                                                                               --------------
                                                                                                                   13,739,676
-----------------------------------------------------------------------------------------------------------------------------
 FLORIDA--7.7%
   2,750,000   Beacon, FL Tradeport Community Devel. District RITES 1       17.748 2             05/01/2032         3,211,670
-----------------------------------------------------------------------------------------------------------------------------
   7,625,000   Bonnet Creek, FL Resort Community Devel. District
               Special Assessment                                            7.500               05/01/2034         7,995,651
-----------------------------------------------------------------------------------------------------------------------------
   1,900,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)          8.000               06/01/2022         1,932,262
-----------------------------------------------------------------------------------------------------------------------------
   8,410,000   FL Capital Projects Finance Authority CCRC
               (Glenridge on Palmer Ranch)                                   8.000               06/01/2032         8,579,882
-----------------------------------------------------------------------------------------------------------------------------
     715,000   FL Capital Trust Agency (American Opportunity)                8.250               12/01/2038           660,767
-----------------------------------------------------------------------------------------------------------------------------
   9,650,000   FL Capital Trust Agency (Seminole Tribe Convention)           8.950               10/01/2033        11,163,217
-----------------------------------------------------------------------------------------------------------------------------
   6,800,000   FL Capital Trust Agency (Seminole Tribe Convention)          10.000               10/01/2033         8,115,120
-----------------------------------------------------------------------------------------------------------------------------
   5,000,000   FL Capital Trust Agency, FL Multifamily Affordable Hsg.,
               Series C                                                      8.125               10/01/2038         4,793,950
-----------------------------------------------------------------------------------------------------------------------------
     260,000   FL HFA (Multifamily Hsg.), Series I                           6.625               07/01/2028           229,252
-----------------------------------------------------------------------------------------------------------------------------
     690,000   FL HFA (Multifamily Hsg.), Series I-1                         6.100               01/01/2009           680,409
-----------------------------------------------------------------------------------------------------------------------------
   1,675,000   FL HFC (Tallahassee Augustine Club Apartments)                8.250               10/01/2030         1,591,585
-----------------------------------------------------------------------------------------------------------------------------
     665,000   Grand Haven, FL Community Devel. District Special
               Assessment, Series B                                          6.900               05/01/2019           673,465
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000   Hillsborough County, FL IDA (National Gypsum Company)         7.125               04/01/2030         2,107,580
-----------------------------------------------------------------------------------------------------------------------------
   4,500,000   Jacksonville, FL Health Facilities Authority ROLs 1          17.254 2             11/15/2032         4,552,380
-----------------------------------------------------------------------------------------------------------------------------
  12,810,000   Martin County, FL IDA (Indiantown Cogeneration)               7.875               12/15/2025        13,152,155
-----------------------------------------------------------------------------------------------------------------------------
     625,000   Martin County, FL IDA (Indiantown Cogeneration)               8.050               12/15/2025           639,775
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   Miami Beach, FL Health Facilities Authority
               (Mt. Sinai Medical Center)                                    6.700               11/15/2019         1,024,880
-----------------------------------------------------------------------------------------------------------------------------
     500,000   Miami Beach, FL Health Facilities Authority
               (Mt. Sinai Medical Center)                                    6.800               11/15/2031           510,265
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000   Miami, FL Health Facilities Authority (Mercy Hospital) IRS    8.850 2             08/15/2015         2,087,440
-----------------------------------------------------------------------------------------------------------------------------
      15,000   Pinellas County, FL EFA (Eckerd College)                      7.750               07/01/2014            15,019
-----------------------------------------------------------------------------------------------------------------------------
  10,000,000   Reunion East, FL Community Devel. District, Series A          7.375               05/01/2033        10,647,700
-----------------------------------------------------------------------------------------------------------------------------
   3,965,000   Sanford, FL Airport Facilities Authority
               (Central Florida Terminals)                                   7.500               05/01/2010         3,009,356
-----------------------------------------------------------------------------------------------------------------------------
   5,880,000   Sanford, FL Airport Facilities Authority
               (Central Florida Terminals)                                   7.500               05/01/2015         4,352,200
-----------------------------------------------------------------------------------------------------------------------------
   1,145,000   Sanford, FL Airport Facilities Authority
               (Central Florida Terminals)                                   7.500               05/01/2021           804,076
-----------------------------------------------------------------------------------------------------------------------------
   9,895,000   Sanford, FL Airport Facilities Authority
               (Central Florida Terminals)                                   7.750               05/01/2021         7,106,490
-----------------------------------------------------------------------------------------------------------------------------
     880,000   Tampa Palms, FL Open Space & Transportation CDD               7.500               05/01/2018           933,662
                                                                                                               --------------
                                                                                                                  100,570,208


20  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                            VALUE
      AMOUNT                                                                COUPON                 MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 GEORGIA--2.2%
 $ 3,000,000   Atlanta, GA Devel. Authority (ADA/CAU Partners)               6.250%              07/01/2036    $    3,187,890
-----------------------------------------------------------------------------------------------------------------------------
     140,000   Atlanta, GA Urban Residential Finance Authority
               (Spring Branch Apartments)                                    8.500               04/01/2026           136,795
-----------------------------------------------------------------------------------------------------------------------------
   3,605,000   Augusta, GA Hsg. Rehabilitation Agency (Bon Air)              7.500               03/01/2014         3,629,406
-----------------------------------------------------------------------------------------------------------------------------
      80,000   Charlton County, GA Solid Waste Management
               Authority (Chesser Island Road Landfill)                      7.375               04/01/2018            80,030
-----------------------------------------------------------------------------------------------------------------------------
     370,000   Columbus, GA Hsg. Authority
               (Columbus Gardens Elderly Hsg.)                               8.250               01/01/2024           364,202
-----------------------------------------------------------------------------------------------------------------------------
   3,685,000   Rockdale County, GA Devel. Authority (Visy Paper)             7.400               01/01/2016         3,800,709
-----------------------------------------------------------------------------------------------------------------------------
  14,500,000   Rockdale County, GA Devel. Authority (Visy Paper)             7.500               01/01/2026        15,001,700
-----------------------------------------------------------------------------------------------------------------------------
     425,000   Savannah, GA EDA (Skidway Health & Living Services)           7.400               01/01/2024           427,138
-----------------------------------------------------------------------------------------------------------------------------
   1,700,000   Savannah, GA EDA (Skidway Health & Living Services)           7.400               01/01/2034         1,708,551
-----------------------------------------------------------------------------------------------------------------------------
      35,000   Savannah, GA EDA (Stone Container Corp. Project)              7.400               04/01/2026            35,307
                                                                                                               --------------
                                                                                                                   28,371,728
-----------------------------------------------------------------------------------------------------------------------------
 HAWAII--1.2%
   2,500,000   HI Department of Budget & Finance RITES 1                    15.114 2             12/01/2022         2,586,900
-----------------------------------------------------------------------------------------------------------------------------
   2,125,000   HI Department of Budget & Finance RITES 1                    15.510 2             09/01/2032         2,076,975
-----------------------------------------------------------------------------------------------------------------------------
   8,000,000   HI Department of Budget & Finance Special Purpose
               (Kahala Nui)                                                  8.000               11/15/2033         8,032,640
   3,285,000   HI Department of Transportation (Continental Airlines)        7.000               06/01/2020         2,704,442
                                                                                                               --------------
                                                                                                                   15,400,957
-----------------------------------------------------------------------------------------------------------------------------
 ILLINOIS--4.7%
   8,000,000   Centerpoint, IL Intermodal Center Program                     8.000               06/15/2023         7,792,720
-----------------------------------------------------------------------------------------------------------------------------
   6,400,000   Chicago, IL O'Hare International Airport
               (American Airlines)                                           8.200               12/01/2024         4,940,544
-----------------------------------------------------------------------------------------------------------------------------
   8,050,000   Chicago, IL O'Hare International Airport RITES 1             19.065 2             01/01/2029        10,531,654
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000   Chicago, IL O'Hare International Airport ROLs 1              16.118 2             01/01/2034         1,730,760
-----------------------------------------------------------------------------------------------------------------------------
  23,500,000   IL DFA (Citgo Petroleum Corp.)                                8.000               06/01/2032        25,365,430
-----------------------------------------------------------------------------------------------------------------------------
   1,500,000   IL Health Facilities Authority                                6.900               11/15/2033         1,483,050
-----------------------------------------------------------------------------------------------------------------------------
   2,125,000   IL Health Facilities Authority RITES 1                       15.806 2             02/15/2025         2,212,168
-----------------------------------------------------------------------------------------------------------------------------
      10,000   IL Hsg. Devel. Authority (Multifamily Hsg.), Series A         7.100               07/01/2026            10,011
-----------------------------------------------------------------------------------------------------------------------------
     500,000   Peoria, IL Hsg. (Peoria Oak Woods Apartments)                 7.750               10/15/2033           488,345
-----------------------------------------------------------------------------------------------------------------------------
      50,000   Pulaski County, IL Finance Corp. (Detention Facility) 1       7.500               08/01/2018            48,583
-----------------------------------------------------------------------------------------------------------------------------
   8,000,000   Robbins, IL Res Rec (Robbins Res Rec Partners) 1              7.250               10/15/2024         7,100,000
                                                                                                               --------------
                                                                                                                   61,703,265
-----------------------------------------------------------------------------------------------------------------------------
 INDIANA--1.7%
   1,690,000   IN Health Facilities Financing Authority RITES 1             17.259 2             11/01/2031         1,758,580
-----------------------------------------------------------------------------------------------------------------------------
   2,500,000   IN Health Facilities Financing Authority RITES 1             17.282 2             11/01/2031         2,601,450
-----------------------------------------------------------------------------------------------------------------------------
  17,500,000   North Manchester, IN (Estelle Peabody Memorial Home)          7.250               07/01/2033        17,760,925
                                                                                                               --------------
                                                                                                                   22,120,955



21  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                            VALUE
      AMOUNT                                                                COUPON                 MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 IOWA--2.6%
 $21,905,000   IA Tobacco Settlement Authority (TASC)                        5.300%              06/01/2025    $   17,677,554
-----------------------------------------------------------------------------------------------------------------------------
  20,975,000   IA Tobacco Settlement Authority (TASC)                        5.600               06/01/2035        16,036,227
                                                                                                               --------------
                                                                                                                   33,713,781
-----------------------------------------------------------------------------------------------------------------------------
 KANSAS--0.1%
   1,300,000   Lenaxa, KS Multifamily Hsg. (Meadows Apartments)              7.950               10/15/2035         1,233,388
-----------------------------------------------------------------------------------------------------------------------------
 KENTUCKY--4.4%
   5,000,000   Henderson County, KY Solid Waste Disposal
               (MacMillan Bloedel)                                           7.000               03/01/2025         5,227,700
-----------------------------------------------------------------------------------------------------------------------------
   6,455,000   Kenton County, KY Airport Special Facilities (Delta Airlines) 6.125               02/01/2022         4,132,943
-----------------------------------------------------------------------------------------------------------------------------
  22,155,000   Kenton County, KY Airport Special Facilities (Delta Airlines) 7.125               02/01/2021        16,118,206
-----------------------------------------------------------------------------------------------------------------------------
     100,000   Kenton County, KY Airport Special Facilities (Delta Airlines) 7.250               02/01/2022            73,143
-----------------------------------------------------------------------------------------------------------------------------
   6,870,000   Kenton County, KY Airport Special Facilities (Delta Airlines) 7.500               02/01/2012         5,556,937
-----------------------------------------------------------------------------------------------------------------------------
  19,775,000   Kenton County, KY Airport Special Facilities (Delta Airlines) 7.500               02/01/2020        15,048,182
-----------------------------------------------------------------------------------------------------------------------------
   2,780,000   Kuttawa, KY (1st Mortgage-GF/Kentucky)                        6.750               03/01/2029         2,586,846
-----------------------------------------------------------------------------------------------------------------------------
   2,900,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)          6.000               05/01/2023         2,273,803
-----------------------------------------------------------------------------------------------------------------------------
   1,200,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)          7.450               05/01/2022         1,121,772
-----------------------------------------------------------------------------------------------------------------------------
   5,740,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)          7.650               05/01/2016         5,480,782
                                                                                                               --------------
                                                                                                                   57,620,314
-----------------------------------------------------------------------------------------------------------------------------
 LOUISIANA--9.1%
      45,000   Calcasieu Parish, LA Industrial Devel. Board Pollution
               Control (Gulf States Utilities Company)                       6.750               10/01/2012            45,233
-----------------------------------------------------------------------------------------------------------------------------
   1,295,000   Epps, LA COP 1                                                8.000               06/01/2018         1,324,992
-----------------------------------------------------------------------------------------------------------------------------
   3,800,000   LA CDA (Eunice Student Hsg. Foundation)                       7.375               09/01/2033         3,475,594
-----------------------------------------------------------------------------------------------------------------------------
     825,000   LA Local Government EF&CD Authority                           8.500               06/01/2038           818,045
-----------------------------------------------------------------------------------------------------------------------------
   1,190,000   LA Local Government EF&CD Authority
               (Cypress Apartments)                                          8.000               04/20/2028         1,154,788
-----------------------------------------------------------------------------------------------------------------------------
     540,000   LA Local Government EF&CD Authority
               (Sharlo Apartments)                                           8.000               06/20/2028           514,355
-----------------------------------------------------------------------------------------------------------------------------
   5,350,000   LA Public Facilities Authority (Progressive Healthcare)       6.375               10/01/2028         4,692,913
-----------------------------------------------------------------------------------------------------------------------------
   1,875,000   LA Public Facilities Authority ROLs 1                        16.238 2             05/15/2022         2,037,713
-----------------------------------------------------------------------------------------------------------------------------
  70,010,000   LA Tobacco Settlement Financing Corp. (TASC) 3                5.875               05/15/2039        57,202,371
-----------------------------------------------------------------------------------------------------------------------------
   9,070,000   LA Tobacco Settlement Financing Corp. (TASC), Series B        5.500               05/15/2030         7,648,912
-----------------------------------------------------------------------------------------------------------------------------
      50,000   Lake Charles, LA Non-Profit HDC Section 8 (Chateau)           7.875               02/15/2025            51,750
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   Port New Orleans, LA Industrial Devel.
               (Continental Grain Company)                                   7.500               07/01/2013         1,031,200
-----------------------------------------------------------------------------------------------------------------------------
  19,650,000   St. Charles Parish, LA Pollution Control
               (Louisiana Power & Light)                                     7.500               06/01/2021        20,037,105
-----------------------------------------------------------------------------------------------------------------------------
   7,020,000   St. Charles Parish, LA Pollution Control (Union Carbide)      7.350               11/01/2022         6,941,095
-----------------------------------------------------------------------------------------------------------------------------
  12,000,000   West Feliciana Parish, LA Pollution Control
               (Gulf States Utilities Company)                               9.000               05/01/2015        12,578,400
                                                                                                               --------------
                                                                                                                  119,554,466

22  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                            VALUE
      AMOUNT                                                                COUPON                 MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 MAINE--0.7%
 $ 7,595,000   ME Finance Authority Solid Waste Recycling Facilities
               (Great Northern Paper)                                        7.750%              10/01/2022    $    7,610,798
-----------------------------------------------------------------------------------------------------------------------------
   1,675,000   ME Hsg. Authority Mtg. ROLs 1                                16.728 2             11/15/2022         1,792,217
                                                                                                               --------------
                                                                                                                    9,403,015
-----------------------------------------------------------------------------------------------------------------------------
 MARYLAND--0.0%
      15,000   Montgomery County, MD HOC (Multifamily Mtg.),
               Series C                                                      7.150               07/01/2023            15,016
-----------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS--0.3%
     800,000   MA DFA (Eastern Nazarene College)                             5.625               04/01/2019           722,800
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   MA DFA (Eastern Nazarene College)                             5.625               04/01/2029           848,210
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000   MA GO ROLs 1                                                 16.328 2             08/01/2027         2,055,080
                                                                                                               --------------
                                                                                                                    3,626,090
-----------------------------------------------------------------------------------------------------------------------------
 MICHIGAN--1.0%
     365,000   Detroit, MI HFC (Across The Park Section 8 Elderly Hsg.)      7.875               06/01/2010           372,399
-----------------------------------------------------------------------------------------------------------------------------
   2,475,000   MI Higher Education Student Loan Authority RITES 1           16.910 2             09/01/2026         2,629,688
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000   MI Strategic Fund Limited Obligation
               (Detroit Edison) ROLs1                                       18.150 2             06/01/2030         2,231,760
-----------------------------------------------------------------------------------------------------------------------------
     600,000   Wayne Charter County, MI Airport Facilities
               (Northwest Airlines)                                          6.000               12/01/2029           437,610
-----------------------------------------------------------------------------------------------------------------------------
   5,175,000   Wayne Charter County, MI Airport Facilities
               (Northwest Airlines)                                          6.750               12/01/2015         4,419,502
-----------------------------------------------------------------------------------------------------------------------------
   2,900,000   Wenonah Park Properties, MI (Bay City Hotel)                  7.500               04/01/2033         2,717,416
                                                                                                               --------------
                                                                                                                   12,808,375
-----------------------------------------------------------------------------------------------------------------------------
 MINNESOTA--2.9%
   3,330,000   Hubbard County, MN Solid Waste (Potlatch Corp.)               7.375               08/01/2013         3,340,989
-----------------------------------------------------------------------------------------------------------------------------
   3,815,000   International Falls, MN Environmental Facilities
               (Boise Cascade Corp.)                                         7.200               10/01/2024         3,859,597
-----------------------------------------------------------------------------------------------------------------------------
   1,250,000   Mahtomedi, MN Multifamily (Briarcliff)                        7.350               06/01/2036         1,273,763
-----------------------------------------------------------------------------------------------------------------------------
   3,250,000   Minneapolis & St. Paul, MN Metropolitan Airports
               Commission (Northwest Airlines)                               6.500               04/01/2025         3,074,858
-----------------------------------------------------------------------------------------------------------------------------
  23,150,000   Minneapolis & St. Paul, MN Metropolitan Airports
               Commission (Northwest Airlines)                               7.000               04/01/2025        19,323,768
-----------------------------------------------------------------------------------------------------------------------------
     690,000   Rochester, MN Multifamily Hsg. (Eastridge Estates)            7.750               12/15/2034           676,883
-----------------------------------------------------------------------------------------------------------------------------
   1,700,000   St. Paul, MN Hsg. & Redevel. Authority
               (Brigecreek Senior Place)                                     7.000               09/15/2037         1,699,847
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000   St. Paul, MN Hsg. & Redevel. Authority
               (Community of Peace Building Company)                         7.875               12/01/2030         2,119,820
-----------------------------------------------------------------------------------------------------------------------------
   2,130,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)        7.000               03/01/2029         2,087,038
                                                                                                               --------------
                                                                                                                   37,456,563

23  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                            VALUE
      AMOUNT                                                                COUPON                 MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 MISSISSIPPI--0.0%
 $   320,000   Hinds County, MS Urban Renewal
               (The Lodge Associates, Ltd.)                                  8.000%              10/15/2022    $      189,136
-----------------------------------------------------------------------------------------------------------------------------
 MISSOURI--1.7%
   1,000,000   Kansas City, MO IDA (Plaza Library)                           5.900               03/01/2024           957,770
-----------------------------------------------------------------------------------------------------------------------------
   2,500,000   St. Joseph, MO IDA (Living Community of St. Joseph)           7.000               08/15/2032         2,599,250
-----------------------------------------------------------------------------------------------------------------------------
   2,335,000   St. Louis, MO IDA (Kiel Center Multipurpose Arena)            7.750               12/01/2013         2,410,187
-----------------------------------------------------------------------------------------------------------------------------
  15,400,000   St. Louis, MO IDA (Kiel Center Multipurpose Arena)            7.875               12/01/2024        15,900,500
                                                                                                               --------------
                                                                                                                   21,867,707
-----------------------------------------------------------------------------------------------------------------------------
 MONTANA--1.2%
  12,095,000   Lewis & Clark County, MT Environmental (Asarco)               5.850               10/01/2033         8,261,611
-----------------------------------------------------------------------------------------------------------------------------
   6,800,000   MT Board of Investment Exempt Facilities
               (Stillwater Mining Company)                                   8.000               07/01/2020         7,009,848
                                                                                                               --------------
                                                                                                                   15,271,459
-----------------------------------------------------------------------------------------------------------------------------
 NEVADA--0.2%
   2,065,000   Clark County, NV Industrial Development RITES 1              17.310 2             12/01/2038         2,232,430
-----------------------------------------------------------------------------------------------------------------------------
     100,000   NV Hsg. Division (Single Family Mtg.), Series A               8.625               04/01/2016           101,270
-----------------------------------------------------------------------------------------------------------------------------
     125,000   NV Hsg. Division (Single Family Mtg.), Series B               7.850               10/01/2010           125,621
                                                                                                               --------------
                                                                                                                    2,459,321
-----------------------------------------------------------------------------------------------------------------------------
 NEW HAMPSHIRE--0.4%
   4,000,000   NH H&EFA (Franklin Pierce College)                            6.050               10/01/2034         4,176,560
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   NH HE&H Facilities Authority (New England College)            5.750               03/01/2009           925,580
                                                                                                               --------------
                                                                                                                    5,102,140
-----------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY--7.9%
     235,000   NJ EDA (American Airlines)                                    7.100               11/01/2031           150,849
-----------------------------------------------------------------------------------------------------------------------------
     100,000   NJ EDA (Cascade Corp.)                                        8.250               02/01/2026           100,380
-----------------------------------------------------------------------------------------------------------------------------
     900,000   NJ EDA (Continental Airlines)                                 5.500               04/01/2028           550,737
-----------------------------------------------------------------------------------------------------------------------------
     750,000   NJ EDA (Continental Airlines)                                 6.250               09/15/2029           562,350
-----------------------------------------------------------------------------------------------------------------------------
   1,150,000   NJ EDA (Continental Airlines)                                 6.400               09/15/2023           903,693
-----------------------------------------------------------------------------------------------------------------------------
   8,125,000   NJ EDA (Continental Airlines)                                 7.000               11/15/2030         6,382,756
-----------------------------------------------------------------------------------------------------------------------------
   6,000,000   NJ EDA (Continental Airlines)                                 7.200               11/15/2030         4,831,860
-----------------------------------------------------------------------------------------------------------------------------
   1,600,000   NJ EDA (Empowerment Zone-Cumberland)                          7.750               08/01/2021         1,563,728
-----------------------------------------------------------------------------------------------------------------------------
   3,250,000   NJ EDA Retirement Community (Cedar Crest Village)             7.250               11/15/2031         3,297,938
-----------------------------------------------------------------------------------------------------------------------------
   1,180,000   NJ Tobacco Settlement Financing Corp. (TASC)                  5.750               06/01/2032         1,034,600
-----------------------------------------------------------------------------------------------------------------------------
  36,070,000   NJ Tobacco Settlement Financing Corp. (TASC)                  6.000               06/01/2037        28,893,152
-----------------------------------------------------------------------------------------------------------------------------
  34,655,000   NJ Tobacco Settlement Financing Corp. (TASC)                  6.125               06/01/2042        27,845,639
-----------------------------------------------------------------------------------------------------------------------------
  32,630,000   NJ Tobacco Settlement Financing Corp. (TASC)                  6.250               06/01/2043        26,690,035
                                                                                                               --------------
                                                                                                                  102,807,717

24  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                            VALUE
      AMOUNT                                                                COUPON                 MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 NEW MEXICO--1.0%
 $11,500,000   Sandoval County, NM (Santa Ana Pueblo)                        7.750%              07/01/2015    $   11,566,815
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   Ventana West, NM Public Improvement District
               Special Levy                                                  6.875               08/01/2033         1,008,260
                                                                                                               --------------
                                                                                                                   12,575,075
-----------------------------------------------------------------------------------------------------------------------------
 NEW YORK--2.8%
      50,000   Niagara County, NY Tobacco Asset Securitization Corp.         6.250               05/15/2034            47,138
-----------------------------------------------------------------------------------------------------------------------------
      50,000   NY Counties Tobacco Trust II (TASC)                           5.750               06/01/2043            42,939
-----------------------------------------------------------------------------------------------------------------------------
   5,365,000   NYC IDA (American Airlines)                                   6.900               08/01/2024         3,349,638
-----------------------------------------------------------------------------------------------------------------------------
     500,000   NYC IDA (British Airways)                                     5.250               12/01/2032           355,135
-----------------------------------------------------------------------------------------------------------------------------
     295,000   NYC IDA (Northwest Airlines)                                  6.000               06/01/2027           209,577
-----------------------------------------------------------------------------------------------------------------------------
   5,545,000   NYC IDA (Polytechnic University)                              6.000               11/01/2020         5,089,035
-----------------------------------------------------------------------------------------------------------------------------
  10,750,000   NYC IDA (Polytechnic University)                              6.125               11/01/2030         9,690,803
-----------------------------------------------------------------------------------------------------------------------------
   4,750,000   NYC IDA (Visy Paper)                                          7.950               01/01/2028         4,963,940
-----------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA ( MSH/NYU Hospital Center/
               HJDOI Obligated Group)                                        6.625               07/01/2019         5,109,300
-----------------------------------------------------------------------------------------------------------------------------
   1,350,000   Otsego County, NY IDA (Hartwick College)                      6.000               07/01/2013         1,331,181
-----------------------------------------------------------------------------------------------------------------------------
   1,435,000   Otsego County, NY IDA (Hartwick College)                      6.000               07/01/2014         1,403,000
-----------------------------------------------------------------------------------------------------------------------------
   1,520,000   Otsego County, NY IDA (Hartwick College)                      6.000               07/01/2015         1,472,074
-----------------------------------------------------------------------------------------------------------------------------
   1,610,000   Otsego County, NY IDA (Hartwick College)                      6.000               07/01/2016         1,543,185
-----------------------------------------------------------------------------------------------------------------------------
      65,000   TSASC, Inc. (TFABs)                                           6.000               07/15/2020            62,768
-----------------------------------------------------------------------------------------------------------------------------
   1,915,000   TSASC, Inc. (TFABs)                                           6.250               07/15/2034         1,868,121
-----------------------------------------------------------------------------------------------------------------------------
      20,000   TSASC, Inc. (TFABs)                                           6.375               07/15/2039            19,724
                                                                                                               --------------
                                                                                                                   36,557,558
-----------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA--0.0%
     600,000   Charlotte, NC Douglas International Airport Special
               Facilities (US Airways) 1                                     7.750               02/01/2028           315,000
-----------------------------------------------------------------------------------------------------------------------------
     420,000   Charlotte, NC Special Facilities
               (Charlotte/Douglas International Airport) 1                   5.600               07/01/2027           197,400
                                                                                                               --------------
                                                                                                                      512,400
-----------------------------------------------------------------------------------------------------------------------------
 NORTH DAKOTA--0.2%
   2,645,000   Richland County, ND Hsg. (Birchwood Properties)               6.750               05/01/2029         2,531,477
-----------------------------------------------------------------------------------------------------------------------------
 OHIO--0.9%
   2,880,000   Cleveland, OH Airport (Continental Airlines)                  5.375               09/15/2027         1,798,733
-----------------------------------------------------------------------------------------------------------------------------
   5,430,000   Cleveland, OH Airport (Continental Airlines)                  5.700               12/01/2019         3,929,311
-----------------------------------------------------------------------------------------------------------------------------
   6,020,000   Coshocton County, OH Solid Waste Disposal
               (Stone Container Corp.)                                       7.875               08/01/2013         6,086,702
                                                                                                               --------------
                                                                                                                   11,814,746
-----------------------------------------------------------------------------------------------------------------------------
 OKLAHOMA--3.1%
   1,015,000   Ellis County, OK Industrial Authority
               (W.B. Johnston Grain of Shattuck)                             7.100               08/01/2023         1,024,094

25  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                            VALUE
      AMOUNT                                                                COUPON                 MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 OKLAHOMA Continued
 $ 2,760,000   Ellis County, OK Industrial Authority
               (W.B. Johnston Grain of Shattuck)                             7.500%              08/01/2023    $    2,875,258
-----------------------------------------------------------------------------------------------------------------------------
   4,500,000   OK Devel. Finance Authority (Doane Products Company)          6.250               07/15/2023         3,388,815
-----------------------------------------------------------------------------------------------------------------------------
     750,000   OK Devel. Finance Authority (Inverness Village)               8.000               02/01/2032           708,083
-----------------------------------------------------------------------------------------------------------------------------
   1,500,000   Oklahoma City, OK Industrial & Cultural Facilities
               (Aero Obligated Group)                                        6.750               01/01/2023         1,440,600
-----------------------------------------------------------------------------------------------------------------------------
   3,000,000   Ottawa, OK Finance Authority (Doane Products Company)         7.250               06/01/2017         2,406,690
-----------------------------------------------------------------------------------------------------------------------------
  11,000,000   Tulsa, OK Municipal Airport Trust (American Airlines)         5.375               12/01/2035        10,381,030
-----------------------------------------------------------------------------------------------------------------------------
  15,850,000   Tulsa, OK Municipal Airport Trust (American Airlines)         5.800               06/01/2035        15,696,572
-----------------------------------------------------------------------------------------------------------------------------
   4,485,000   Tulsa, OK Municipal Airport Trust (American Airlines)         6.250               06/01/2020         3,365,365
                                                                                                               --------------
                                                                                                                   41,286,507
-----------------------------------------------------------------------------------------------------------------------------
 OREGON--0.1%
   3,000,000   Port of Portland, OR Special Obligation (Delta Air Lines)     6.200               09/01/2022         1,679,310
-----------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA--4.8%
   1,250,000   Allegheny County, PA HDA (The Covenant at South Hills)        8.750               02/01/2031         1,236,038
-----------------------------------------------------------------------------------------------------------------------------
   4,360,000   Allegheny County, PA HDA (West Penn Allegheny Health System)  9.250               11/15/2015         4,892,487
-----------------------------------------------------------------------------------------------------------------------------
   6,000,000   Allegheny County, PA HDA (West Penn Allegheny Health System)  9.250               11/15/2022         6,732,780
-----------------------------------------------------------------------------------------------------------------------------
  31,010,000   Allegheny County, PA HDA (West Penn Allegheny Health System)  9.250               11/15/2030        34,797,251
-----------------------------------------------------------------------------------------------------------------------------
   3,000,000   Beaver County, PA IDA
               (Cleveland Electric Illuminating Company)                     7.750               07/15/2025         3,206,160
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   Chester County, PA H&EFA (Jenners Pond)                       7.750               07/01/2034         1,005,310
-----------------------------------------------------------------------------------------------------------------------------
     440,000   Horsham, PA Industrial & Commercial Devel. Authority
               (GF/Pennsylvania Property)                                    7.375               09/01/2008           428,952
-----------------------------------------------------------------------------------------------------------------------------
   5,040,000   Horsham, PA Industrial & Commercial Devel. Authority
               (GF/Pennsylvania Property)                                    8.375               09/01/2024         4,694,962
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   Lawrence County, PA IDA (Shenango Presbyterian Center)        7.500               11/15/2031           979,950
-----------------------------------------------------------------------------------------------------------------------------
   5,000,000   PA EDFA (National Gypsum Company)                             6.250               11/01/2027         5,003,500
                                                                                                               --------------
                                                                                                                   62,977,390
-----------------------------------------------------------------------------------------------------------------------------
 RHODE ISLAND--3.2%
   2,000,000   RI Hsg. & Mtg. Finance Corp. RITES 1                         15.779 2             10/01/2022         2,112,680
-----------------------------------------------------------------------------------------------------------------------------
  30,605,000   RI Tobacco Settlement Financing Corp. (TASC)                  6.250               06/01/2042        25,375,218
-----------------------------------------------------------------------------------------------------------------------------
  17,280,000   RI Tobacco Settlement Financing Corp. (TASC), Series A        6.125               06/01/2032        14,632,358
                                                                                                               --------------
                                                                                                                   42,120,256
-----------------------------------------------------------------------------------------------------------------------------
 SOUTH CAROLINA--1.3%
   1,510,000  Florence County, SC IDR (Stone Container Corp.)                7.375               02/01/2007         1,524,662
-----------------------------------------------------------------------------------------------------------------------------
   6,250,000   SC Connector 2000 Association Toll Road, Series B             0.000 4             01/01/2020         2,328,813
-----------------------------------------------------------------------------------------------------------------------------
   8,500,000   SC Connector 2000 Association Toll Road, Series B             0.000 4             01/01/2024         2,426,835



26  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                            VALUE
      AMOUNT                                                                COUPON                 MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 SOUTH CAROLINA Continued
 $ 1,870,000   SC Hsg. Finance & Devel. Authority RITES 1                   14.527% 2            01/01/2023    $    1,894,235
-----------------------------------------------------------------------------------------------------------------------------
       5,000   SC Resource Authority Local Government Program                7.250               06/01/2020             5,022
-----------------------------------------------------------------------------------------------------------------------------
   7,985,000   SC Tobacco Settlement Management Authority, Series B          6.375               05/15/2028         6,926,748
-----------------------------------------------------------------------------------------------------------------------------
   1,730,000   SC Tobacco Settlement Management Authority, Series B          6.375               05/15/2030         1,485,586
-----------------------------------------------------------------------------------------------------------------------------
     110,000   York County, SC (Hoechst Celanese Corp.)                      5.700               01/01/2024            95,880
-----------------------------------------------------------------------------------------------------------------------------
      30,000   York County, SC Pollution Control (Bowater)                   7.400               01/01/2010            30,041
                                                                                                               --------------
                                                                                                                   16,717,822
-----------------------------------------------------------------------------------------------------------------------------
 SOUTH DAKOTA--1.7%
  25,000,000   SD Educational Enhancement Funding Corp.
               Tobacco Settlement 3                                          6.500               06/01/2032        21,741,750
-----------------------------------------------------------------------------------------------------------------------------
 TENNESSEE--0.5%
     100,000   Hamilton County, TN IDB (Park at 58)                          6.700               03/01/2021            85,596
-----------------------------------------------------------------------------------------------------------------------------
   4,335,000   McMinn County, TN IDB Pollution Control
               (Calhoun Newsprint)                                           7.625               03/01/2016         4,338,858
-----------------------------------------------------------------------------------------------------------------------------
     150,000   McMinn County, TN IDB Solid Waste
               (Calhoun Newsprint)                                           7.400               12/01/2022           150,483
-----------------------------------------------------------------------------------------------------------------------------
   3,000,000   Metropolitan Knoxville, TN Airport Authority
               (Northwest Airlines)                                          8.000               04/01/2032         2,748,990
                                                                                                               --------------
                                                                                                                    7,323,927
-----------------------------------------------------------------------------------------------------------------------------
 TEXAS--10.4%
   8,155,000   Alliance Airport Authority, TX (American Airlines)            7.500               12/01/2029         5,600,691
-----------------------------------------------------------------------------------------------------------------------------
     590,000   Bexar County, TX HFC (American Opportunity Hsg.)              7.500               01/01/2013           594,879
-----------------------------------------------------------------------------------------------------------------------------
     800,000   Bexar County, TX HFC (American Opportunity Hsg.)              8.000               01/01/2031           789,960
-----------------------------------------------------------------------------------------------------------------------------
   1,195,000   Bexar County, TX HFC (American Opportunity Hsg.)              8.250               12/01/2037         1,117,660
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   Bexar County, TX HFC (American Opportunity Hsg.)              9.250               12/01/2037           920,070
-----------------------------------------------------------------------------------------------------------------------------
     225,000   Bexar County, TX HFC (Honey Creek LLC)                        8.000               04/01/2030           220,428
-----------------------------------------------------------------------------------------------------------------------------
   1,460,000   Bexar County, TX HFC (Perrin Square)                          9.750               11/20/2031         1,436,085
-----------------------------------------------------------------------------------------------------------------------------
   4,400,000   Brazos River Authority, TX (TXU Energy Company)               6.750               10/01/2038         4,578,684
-----------------------------------------------------------------------------------------------------------------------------
   8,000,000   Brazos River Authority, TX (TXU Energy Company)               7.700               04/01/2033         9,273,840
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   Dallas, TX Hsg. Corp. (Section 8)                             7.850               08/01/2013         1,009,000
-----------------------------------------------------------------------------------------------------------------------------
   7,600,000   Dallas-Fort Worth, TX International Airport
               (American Airlines)                                           6.050               05/01/2029         7,243,788
-----------------------------------------------------------------------------------------------------------------------------
     235,000   Dallas-Fort Worth, TX International Airport
               (Delta Air Lines)                                             7.625               11/01/2021           102,996
-----------------------------------------------------------------------------------------------------------------------------
   6,000,000   Dallas-Fort Worth, TX International Airport RITES 1          15.203 2             11/01/2027         5,571,000
-----------------------------------------------------------------------------------------------------------------------------
   8,125,000   Dallas-Fort Worth, TX International Airport ROLs 1           18.150 2             11/01/2033         8,987,225
-----------------------------------------------------------------------------------------------------------------------------
   5,240,000   El Paso, TX Health Facilities Devel. Corp.
               (Bienvivir Senior Health Services)                            7.750               08/15/2031         5,249,799
-----------------------------------------------------------------------------------------------------------------------------
      15,000   Galveston, TX Special Contract (Farmers Export Company)       6.750               05/01/2007            15,053
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   Grapevine, TX IDC (Air Cargo)                                 6.500               01/01/2024         1,018,530
-----------------------------------------------------------------------------------------------------------------------------
   4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)                    7.500               05/01/2025         4,896,914


27  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued

   PRINCIPAL                                                                                                            VALUE
      AMOUNT                                                                COUPON                 MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 TEXAS Continued
 $ 2,795,000   Harris County, TX IDC (Continental Airlines)                  5.375%              07/01/2019     $   1,969,944
-----------------------------------------------------------------------------------------------------------------------------
   4,000,000   Houston, TX Airport Special Facilities (Continental Airlines) 5.700               07/15/2029         2,664,600
-----------------------------------------------------------------------------------------------------------------------------
   7,440,000   Houston, TX Airport Special Facilities (Continental Airlines) 6.125               07/15/2017         5,827,231
-----------------------------------------------------------------------------------------------------------------------------
     355,000   Houston, TX Airport Special Facilities (Continental Airlines) 6.125               07/15/2027           253,708
-----------------------------------------------------------------------------------------------------------------------------
   2,450,000   Houston, TX Airport Special Facilities (Continental Airlines) 6.125               07/15/2027         1,707,993
-----------------------------------------------------------------------------------------------------------------------------
  15,750,000   Houston, TX Airport Special Facilities (Continental Airlines) 6.750               07/01/2021        12,629,453
-----------------------------------------------------------------------------------------------------------------------------
  18,045,000   Houston, TX Airport Special Facilities (Continental Airlines) 6.750               07/01/2029        13,948,063
-----------------------------------------------------------------------------------------------------------------------------
     900,000   Houston, TX Airport Special Facilities (Continental Airlines) 7.375               07/01/2022           766,728
-----------------------------------------------------------------------------------------------------------------------------
   1,500,000   Houston, TX HFDC (Buckinham Senior Living Community)          7.000               02/15/2026         1,522,335
-----------------------------------------------------------------------------------------------------------------------------
   5,000,000   Houston, TX HFDC (Buckinham Senior Living Community)          7.125               02/15/2034         5,101,450
-----------------------------------------------------------------------------------------------------------------------------
   2,500,000   Lancaster, TX Independent School District GO RITES 1         18.283 2             02/15/2034         3,302,900
-----------------------------------------------------------------------------------------------------------------------------
   9,000,000   Lewisville, TX GO                                             6.125               09/01/2029         9,409,230
-----------------------------------------------------------------------------------------------------------------------------
     115,000   Matagorda County, TX Navigation District (Reliant Energy)     5.950               05/01/2030           113,201
-----------------------------------------------------------------------------------------------------------------------------
   1,350,000   Newton County, TX Public Facility Corp. 1                     8.000               03/01/2019         1,350,918
-----------------------------------------------------------------------------------------------------------------------------
   4,405,000   Port of Bay City, TX (Hoechst Celanese Corp.)                 6.500               05/01/2026         4,193,164
-----------------------------------------------------------------------------------------------------------------------------
   2,500,000   TX GO RITES 1                                                19.710 2             12/01/2028         2,911,400
-----------------------------------------------------------------------------------------------------------------------------
   3,000,000   TX Research Division RITES 1                                 18.110 2             06/01/2029         3,339,720
-----------------------------------------------------------------------------------------------------------------------------
   2,360,000   TX State Affordable Hsg. Corp. (American Hsg. Foundation)     8.000               03/01/2032         2,362,148
-----------------------------------------------------------------------------------------------------------------------------
   4,000,000   TX Turnpike Authority ROLs 1                                 16.238 2             08/15/2042         3,588,000
                                                                                                               --------------
                                                                                                                  135,588,788
-----------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--1.3%
     320,000   Guam EDA (Royal Socio Apartments)                             9.500               11/01/2018           309,037
-----------------------------------------------------------------------------------------------------------------------------
   9,500,000   Northern Mariana Islands, Series A                            6.750               10/01/2033         9,584,645
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000   Puerto Rico Children's Trust Fund (TASC) 3                    5.375               05/15/2033         1,747,040
-----------------------------------------------------------------------------------------------------------------------------
   4,000,000   Puerto Rico Children's Trust Fund (TASC)                      5.500               05/15/2039         3,339,280
-----------------------------------------------------------------------------------------------------------------------------
   1,500,000   Puerto Rico Children's Trust Fund (TASC) 3                    5.625               05/15/2043         1,252,125
-----------------------------------------------------------------------------------------------------------------------------
      75,000   Puerto Rico ITEMECF (Mennonite General Hospital)              6.500               07/01/2012            73,143
-----------------------------------------------------------------------------------------------------------------------------
     400,000   Puerto Rico Port Authority (American Airlines), Series A      6.300               06/01/2023           269,116
                                                                                                               --------------
                                                                                                                   16,574,386
-----------------------------------------------------------------------------------------------------------------------------
 UTAH--0.0%
     635,000  Carbon, UT Solid Waste Disposal (Allied Waste Industries)      7.500               02/01/2010           650,183
-----------------------------------------------------------------------------------------------------------------------------
 VIRGINIA--2.1%
   2,250,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                6.550               12/01/2025         2,286,338
-----------------------------------------------------------------------------------------------------------------------------
   4,865,000   Giles County, VA IDA (Hoechst Celanese Corp.)                 6.625               12/01/2022         4,711,655
-----------------------------------------------------------------------------------------------------------------------------
   1,750,000   Halifax County, VA IDA RITES 1                               17.610 2             06/01/2028         2,115,610
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000   Hopewell, VA IDA (Stone Container Corp.)                      8.250               05/01/2010         2,024,280
-----------------------------------------------------------------------------------------------------------------------------
     225,000   Hopewell, VA IDA (Stone Container Corp.)                      8.250               06/01/2016           227,878
-----------------------------------------------------------------------------------------------------------------------------
   1,500,000   Pittsylvania County, VA IDA (Multitrade of Pittsylvania)      7.500               01/01/2014         1,546,380

28  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                            VALUE
      AMOUNT                                                                COUPON                 MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 VIRGINIA Continued
 $ 4,000,000   Pittsylvania County, VA IDA (Multitrade of Pittsylvania)      7.550%              01/01/2019    $    4,123,680
---------------------------------------------------------------------------------------------------------------------------
   3,900,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                               0.000 4             08/15/2012         2,144,025
-----------------------------------------------------------------------------------------------------------------------------
   1,125,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                               0.000 4             08/15/2018           237,161
-----------------------------------------------------------------------------------------------------------------------------
   1,845,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                               0.000 4             08/15/2019           348,133
-----------------------------------------------------------------------------------------------------------------------------
   3,500,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                               5.000               08/15/2010         3,366,300
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                               5.000               08/15/2011           953,150
-----------------------------------------------------------------------------------------------------------------------------
   3,000,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                               5.250               08/15/2008         2,972,220
-----------------------------------------------------------------------------------------------------------------------------
     200,000   Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                               5.500               08/15/2028           168,382
                                                                                                               --------------
                                                                                                                   27,225,192
-----------------------------------------------------------------------------------------------------------------------------
 WASHINGTON--2.6%
   3,000,000   Chelan County, WA Public Utility District RITES 1            17.513 2             01/01/2036         3,397,380
-----------------------------------------------------------------------------------------------------------------------------
   3,500,000   Grant County, WA Public Utility District RITES 1             15.316 2             01/01/2022         3,685,080
-----------------------------------------------------------------------------------------------------------------------------
     100,000   Port Camas, WA Public Industrial Corp.
               (James River Corp. of VA)                                     6.700               04/01/2023           100,461
-----------------------------------------------------------------------------------------------------------------------------
   4,025,000   Port Longview, WA IDC (Weyerhauser Company)                   7.450               02/01/2013         4,077,325
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000   Port Seattle, WA Special Facility (Northwest Airlines)        7.125               04/01/2020           866,460
-----------------------------------------------------------------------------------------------------------------------------
  21,100,000   Port Seattle, WA Special Facility (Northwest Airlines)        7.250               04/01/2030        17,899,341
-----------------------------------------------------------------------------------------------------------------------------
   4,835,000   WA Tobacco Settlement Authority (TASC)                        6.500               06/01/2026         4,547,946
                                                                                                               --------------
                                                                                                                   34,573,993
-----------------------------------------------------------------------------------------------------------------------------
 WEST VIRGINIA--0.1%
   1,000,000   Kanawha County, WV Industrial Devel.
               (Union Carbide Chemical & Plastics Company)                   8.000               08/01/2020         1,001,230
-----------------------------------------------------------------------------------------------------------------------------
 WISCONSIN--1.5%
   3,685,000   Badger, WI Tobacco Asset Securitization Corp.                 6.125               06/01/2027         3,404,240
-----------------------------------------------------------------------------------------------------------------------------
  14,020,000   Badger, WI Tobacco Asset Securitization Corp.                 6.375               06/01/2032        11,991,867
-----------------------------------------------------------------------------------------------------------------------------
   1,455,000   Milwaukee, WI (Air Cargo)                                     7.500               01/01/2025         1,442,108
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000   WI H&EFA RITES 1                                             16.282 2             02/15/2032         2,098,080
-----------------------------------------------------------------------------------------------------------------------------
     250,000   WI Lac Courte Oreilles Band of
               Lake Superior Chippewa Indians                                8.000               12/01/2018           248,130
                                                                                                               --------------
                                                                                                                   19,184,425

-----------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,361,521,624)--104.5%                                                      1,364,976,659
-----------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(4.5)                                                                     (59,292,847
                                                                                                               --------------
 NET ASSETS--100.0%                                                                                            $1,305,683,812
                                                                                                               ==============


29  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Illiquid security. See Note 5 of Notes to Financial Statements.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.
3. When-issued security to be delivered and settled after July 31, 2004.
See Note 1 of Notes to Financial Statements.
4. Represents a zero coupon bond.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:
ADA         Atlanta Development Authority
CAU         Clark Atlanta University
CCRC        Continuing Care Retirement Community
CDA         Communities Development Authority
CDD         Community Development District
COP         Certificates of Participation
DA          Dormitory Authority
DFA         Development Finance Authority
DRIVERS     Derivative Inverse Tax Exempt Receipts
EDA         Economic Development Authority
EDFA        Economic Development Finance Authority
EFA         Educational Facilities Authority
EF&CD       Environmental Facilities & Community Development
GO          General Obligation
H&EFA       Health and Educational Facilities Authority
HDA         Hospital Development Authority
HDC         Housing Development Corp.
HE&H        Higher Educational and Health
HFA         Housing Finance Agency/Authority
HFC         Housing Finance Corp.
HFDC        Health Facilities Development Corp.
HJDOI       Hospital for Joint Diseases Orthopedic Institute
HOC         Housing Opportunities Commission
IDA         Industrial Development Agency
IDB         Industrial Development Board
IDC         Industrial Development Corporation
IDR         Industrial Development Revenue
IRS         Inverse Rate Security
ITEMECF     Industrial, Tourist, Educational, Medical and
            Environmental Community Facilities
MSH/NYU     Mount Sinai Hospital/New York University
NYC         New York City
NYS         New York State
Res Rec     Resource Recovery Facility
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
TASC        Tobacco Settlement Asset-Backed Bonds
TFABs       Tobacco Flexible Amortization Bonds

30  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  July 31, 2004 / Unaudited

 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                        VALUE        PERCENT
---------------------------------------------------------------------
 Tobacco Settlements                   $   340,485,515          24.9%
 Airlines                                  230,324,880          16.9
 Hospital/Health Care                       91,895,891           6.7
 Electric Utilities                         85,348,088           6.3
 Paper, Containers & Packaging              74,720,293           5.5
 Hotels, Restaurants & Leisure              73,484,423           5.4
 Adult Living Facilities                    67,053,782           4.9
 Marine/Aviation Facilities                 52,528,758           3.8
 Multifamily Housing                        50,811,319           3.7
 Special Assessment                         43,977,268           3.2
 Higher Education                           36,510,619           2.7
 Gas Utilities                              32,494,774           2.4
 General Obligation                         26,389,568           1.9
 Resource Recovery                          23,830,722           1.8
 Manufacturing, Non-Durable Goods           23,769,729           1.7
 Special Tax                                21,703,482           1.6
 Highways/Railways                          18,533,019           1.4
 Sports Facility Revenue                    18,310,687           1.3
 Single Family Housing                      13,609,456           1.0
 Manufacturing, Durable Goods               12,180,060           0.9
 Education                                  11,506,643           0.9
 Pollution Control                           9,325,276           0.7
 Municipal Leases                            2,724,493           0.2
 Not-for-Profit Organization                 1,932,262           0.1
 Sales Tax Revenue                           1,445,622           0.1
 Sewer Utilities                                80,030            --
                                       ------------------------------
 Total                                 $ 1,364,976,659         100.0%
                                       ==============================


31  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  July 31, 2004 / Unaudited

 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                                         PERCENT
------------------------------------------------------------------------
 AAA                                                                6.1%
 AA                                                                 2.0
 A                                                                  3.5
 BBB                                                               33.5
 BB                                                                 8.2
 B                                                                 13.1
 CCC                                                                5.6
 Not Rated                                                         28.0
                                                                  ------
 Total                                                            100.0%
                                                                  ======


Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



32  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  July 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $1,361,521,624)--see accompanying statement of investments    $  1,364,976,659
---------------------------------------------------------------------------------------------------------------
 Cash                                                                                            11,415,408
---------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                        26,507,114
 Shares of beneficial interest sold                                                              18,706,251
 Investments sold                                                                                 3,407,094
 Other                                                                                               14,733
                                                                                           -----------------
 Total assets                                                                                 1,425,027,259

---------------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Notes payable to bank (interest rate 2.1200% at July 31, 2004)                                  75,400,000
 Investments purchased (including $22,218,136 purchased on a when-issued basis
 or forward commitment)                                                                          39,554,439
 Shares of beneficial interest redeemed                                                           2,811,377
 Dividends                                                                                        1,124,068
 Distribution and service plan fees                                                                 158,521
 Shareholder communications                                                                          62,904
 Transfer and shareholder servicing agent fees                                                       56,766
 Trustees' compensation                                                                              37,220
 Other                                                                                              138,152
                                                                                           -----------------
 Total liabilities                                                                              119,343,447

---------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                $  1,305,683,812
                                                                                           =================

---------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                           $  1,320,321,595
---------------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                                2,007,947
---------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                   (20,100,765)
---------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                       3,455,035
                                                                                           -----------------
 NET ASSETS                                                                                $  1,305,683,812
                                                                                           =================

33  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $731,565,474 and 65,741,469 shares of beneficial interest outstanding)                              $11.13
 Maximum offering price per share (net asset value plus sales charge of 4.75%
 of offering price)                                                                                  $11.69
---------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $308,778,236
 and 27,688,371 shares of beneficial interest outstanding)                                           $11.15
---------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $265,340,102
 and 23,878,074 shares of beneficial interest outstanding)                                           $11.11


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



34  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended July 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                         $ 79,772,630

--------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                     4,646,275
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                               752,080
 Class B                                                             2,306,800
 Class C                                                             1,742,136
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                               236,729
 Class B                                                               159,703
 Class C                                                               118,067
--------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                45,201
 Class B                                                                22,683
 Class C                                                                16,696
--------------------------------------------------------------------------------
 Interest expense                                                      760,259
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            62,691
--------------------------------------------------------------------------------
 Trustees' compensation                                                 39,918
--------------------------------------------------------------------------------
 Other                                                                 147,867
                                                                  --------------
 Total expenses                                                     11,057,105
 Less reduction to custodian expenses                                   (3,514)
 Less payments and waivers of expenses                                    (423)
                                                                  --------------
 Net expenses                                                       11,053,168


--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                              68,719,462

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN

 Net realized gain on investments                                    8,187,916
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                  191,836

--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $77,099,214
                                                                   =============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


35  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



 YEAR ENDED JULY 31,                                                                    2004            2003
-------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                        $   68,719,462    $ 38,761,209
-------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                          8,187,916     (26,526,188)
-------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                               191,836         838,016
                                                                              -------------------------------
 Net increase in net assets resulting from operations                             77,099,214      13,073,037

-------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                         (37,786,294)    (20,618,983)
 Class B                                                                         (17,197,773)    (10,471,076)
 Class C                                                                         (12,989,258)     (6,339,849)

-------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                         421,943,144     126,779,250
 Class B                                                                         114,357,949     104,651,625
 Class C                                                                         153,043,901      66,891,717

-------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase                                                                  698,470,883     273,965,721
-------------------------------------------------------------------------------------------------------------
 Beginning of period                                                             607,212,929     333,247,208
                                                                              -------------------------------
 End of period (including accumulated net investment income of
 $2,007,947 and $1,261,810, respectively)                                     $1,305,683,812    $607,212,929
                                                                              ===============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



36  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS

CLASS  A            YEAR ENDED JULY 31,               2004      2003     2002      2001      2000
---------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period               $10.64    $11.28   $11.25    $10.76    $11.24
---------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .85       .92      .71       .58       .58
 Net realized and unrealized gain (loss)               .50      (.67)     .03       .48      (.45)
                                                   ------------------------------------------------
 Total from investment operations                     1.35       .25      .74      1.06       .13
---------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.86)     (.89)    (.71)     (.57)     (.57)
 Distributions from net realized gain                   --        --       --        --      (.04)
                                                   ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.86)     (.89)    (.71)     (.57)     (.61)
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $11.13    $10.64   $11.28    $11.25    $10.76
                                                   ================================================

---------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                  12.78%     2.36%    6.89%    10.03%     1.28%

---------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)         $731,565  $306,857 $193,452   $38,827   $34,050
---------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $506,440  $252,496 $ 73,877   $36,900   $34,296
---------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                7.54%     8.44%    6.61%     5.21%     5.41%
 Total expenses                                       0.80%     1.04%    1.06%     0.87%     1.13%
 Expenses after payments and waivers and
 reduction to custodian expenses                       N/A 3,4   N/A 3   0.89% 5   0.78% 5   0.96% 5
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                44%       57%     127%       37%       12%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


37  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued

CLASS  B            YEAR ENDED JULY 31,               2004      2003     2002      2001      2000
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period               $10.66    $11.30   $11.27    $10.78    $11.26
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .77       .83      .63       .49       .50
 Net realized and unrealized gain (loss)               .49      (.66)     .02       .48      (.45)
                                                   ---------------------------------------------------
 Total from investment operations                     1.26       .17      .65       .97       .05
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.77)     (.81)    (.62)     (.48)     (.49)
 Distributions from net realized gain                   --        --       --        --      (.04)
                                                   ---------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.77)     (.81)    (.62)     (.48)     (.53)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $11.15    $10.66   $11.30    $11.27    $10.78
                                                   ===================================================

------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                  11.89%     1.57%    6.07%     9.19%     0.51%

------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)         $308,778  $188,645  $90,547   $20,279   $17,866
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $256,425  $141,819  $36,100   $18,445   $19,249
------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                6.80%     7.67%    5.85%     4.45%     4.64%
 Total expenses                                       1.56%     1.81%    1.80%     1.62%     1.89%
 Expenses after payments and waivers
 and reduction to custodian expenses                   N/A 3,4   N/A 3   1.63% 5   1.53% 5   1.72% 5
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                44%       57%     127%       37%       12%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


38  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

CLASS  C            YEAR ENDED JULY 31                2004      2003     2002      2001      2000
----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period               $10.63    $11.27   $11.24    $10.75    $11.23
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .76       .83      .61       .50       .50
 Net realized and unrealized gain (loss)               .49      (.66)     .04       .48      (.45)
                                                   -------------------------------------------------
 Total from investment operations                     1.25       .17      .65       .98       .05
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.77)     (.81)    (.62)     (.49)     (.49)
 Distributions from net realized gain                   --        --       --        --      (.04)
                                                   -------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.77)     (.81)    (.62)     (.49)     (.53)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $ 11.11    $10.63   $11.27    $11.24    $10.75
                                                   =================================================

----------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                  11.83%     1.59%    6.09%     9.22%     0.51%

----------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)         $265,340  $111,710  $49,248    $3,410    $2,442
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $193,845  $ 85,483  $13,453    $2,552    $2,790
----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                6.76%     7.68%    5.88%     4.45%     4.65%
 Total expenses                                       1.56%     1.80%    1.80%     1.62%     1.89%
 Expenses after payments and waivers
 and reduction to custodian expenses                   N/A 3,4   N/A 3   1.63% 5   1.53% 5   1.72% 5
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                44%       57%     127%       37%       12%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



39  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Rochester National Municipals (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).



40  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
 SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2004, the Fund had purchased $22,218,136 of securities on a when-issued basis or forward commitment.
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 35% of its total assets in inverse floaters. Inverse floaters amount to $117,441,380 as of July 31, 2004. Including the effect of leverage, inverse floaters represent 23.30% of the Fund's total assets as of July 31, 2004.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

41  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
        UNDISTRIBUTED      UNDISTRIBUTED     ACCUMULATED       OTHER INVESTMENTS
        NET INVESTMENT         LONG-TERM            LOSS      FOR FEDERAL INCOME
        INCOME                      GAIN    CARRYFORWARD 1          TAX PURPOSES
        ------------------------------------------------------------------------
        $3,166,956                   $--     $20,100,765              $3,455,035

1. As of July 31, 2004, the Fund had $20,100,765 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2004, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              ----------------------
                              2009       $ 1,051,023
                              2010           711,471
                              2011            21,126
                              2012        18,317,145
                                         -----------
                              Total      $20,100,765
                                         ===========

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:

                                             YEAR ENDED      YEAR ENDED
                                          JULY 31, 2004   JULY 31, 2003
                 ------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest dividends  $67,973,325     $37,429,908

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities    $1,361,521,624
                                                   ==============
                 Gross unrealized appreciation     $   45,960,994
                 Gross unrealized depreciation        (42,505,959)
                                                   --------------
                 Net unrealized appreciation       $    3,455,035
                                                   ==============





42  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2004, the Fund's projected benefit obligations were increased by $13,104 and payments of $2,780 were made to retired trustees, resulting in an accumulated liability of $25,179 as of July 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




43  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED JULY 31, 2004     YEAR ENDED JULY 31, 2003
                                SHARES        AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------
 CLASS A
 Sold                       45,587,726  $519,590,084     18,625,393   $199,835,999
 Dividends and/or
 distributions reinvested    1,579,654    17,826,296        894,340      9,452,007
 Redeemed                  (10,258,031) (115,473,236)    (7,839,075)   (82,508,756)
                           ---------------------------------------------------------
 Net increase               36,909,349  $421,943,144     11,680,658   $126,779,250
                           =========================================================

------------------------------------------------------------------------------------
 CLASS B
 Sold                       12,764,933  $145,432,112     12,221,314   $131,305,363
 Dividends and/or
 distributions reinvested      620,409     7,015,793        428,130      4,524,872
 Redeemed                   (3,387,398)  (38,089,956)    (2,972,503)   (31,178,610)
                           ---------------------------------------------------------
 Net increase                9,997,944  $114,357,949      9,676,941   $104,651,625
                           =========================================================

------------------------------------------------------------------------------------
 CLASS C
 Sold                       17,536,942  $199,701,778      8,862,569   $ 95,133,016
 Dividends and/or
 distributions reinvested      568,003     6,410,221        324,517      3,420,609
 Redeemed                   (4,736,781)  (53,068,098)    (3,048,602)   (31,661,908)
                           ---------------------------------------------------------
 Net increase               13,368,164  $153,043,901      6,138,484   $ 66,891,717
                           =========================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2004, were $916,709,801 and $344,188,115, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $487,484 to OFS for services to the Fund.


44  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B and Class C shares were $11,904,117 and $3,611,786, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A         CLASS B        CLASS C
                          CLASS A      CONTINGENT      CONTINGENT     CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED       DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
 YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
 July 31, 2004         $1,470,397         $60,920        $641,845       $108,492

45  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended July 31, 2004, OFS waived $279, $120 and $24 for Class A, Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.


--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was $127,218,333, which represents 9.74% of the Fund's net assets.


--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to one third of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $75,400,000 at July 31, 2004 at an interest rate of 2.12%. For the year ended July 31, 2004, the average monthly loan balance was $41,061,336 at an average daily interest rate of 1.777%. The Fund had gross borrowings and gross loan repayments of $555,200,000 and $519,000,000, respectively, during the year ended July 31, 2004. The maximum amount of borrowings outstanding at any month-end was $82,800,000. The Fund paid commitment fees of $7,803 and interest of $745,482 during the year ended July 31, 2004.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the

46  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


47  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER MULTI-STATE MUNICIPAL TRUST:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Rochester National Municipals, (one of the portfolios constituting the Oppenheimer Multi-State Municipal Trust) including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Rochester National Municipals as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.





 KPMG LLP

 Denver, Colorado
 August 20, 2004 except as to the note entitled "Subsequent Events-Litigation," which is as of September 14, 2004



48  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended July 31, 2004 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.
    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


49  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S)             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
HELD WITH FUND,               TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER
LENGTH OF SERVICE,            OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN
AGE                           BY TRUSTEE


INDEPENDENT TRUSTEES          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS
                              6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
                              EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
                              HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                              REMOVAL.

CLAYTON K. YEUTTER,           Of Counsel (since June 1993) Hogan & Hartson (a
Chairman of the Board         law firm); a director (since 2002) of Danielson
of Trustees (since 2003);     Holding Corp. Formerly a director of Weyerhaeuser
Trustee (since 1993)          Corp. (1999-April 2004), Caterpillar, Inc.
Age: 73                       (1993-December 2002), ConAgra Foods (1993-2001),
                              Texas Instruments (1993-2001) and FMC Corporation
                              (1993-2001). Oversees 25 portfolios in the OppenheimerFunds

ROBERT G. GALLI,              A trustee or director of other Oppenheimer funds.
Trustee (since 1993)          Oversees 35 portfolios in the OppenheimerFunds
Age: 71                       complex.

PHILLIP A. GRIFFITHS,         A director (since 1991) of the Institute for
Trustee (since 1999)          Advanced Study, Princeton, N.J., a director (since
Age: 65                       2001) of GSI Lumonics, a trustee (since 1983) of
                              Woodward Academy, a Senior Advisor (since 2001) of
                              The Andrew W. Mellon Foundation. A member of: the
                              National Academy of Sciences (since 1979),
                              American Academy of Arts and Sciences (since
                              1995), American Philosophical Society (since 1996) and Council on Foreign Relations (since 2002).
                              Formerly a director of Bankers Trust New York
                              Corporation (1994-1999). Oversees 25 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,               Director (since January 2002) Columbia Equity
Trustee (since 2002)          Financial Corp. (privately-held financial
Age: 52                       adviser); Managing Director (since January 2002)
                              Carmona Motley, Inc. (privately-held financial adviser). Formerly a Managing Director of Carmona
                              Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,           A director (since February 1972) of Dominion
Trustee (since 1989)          Resources, Inc. (electric utility holding
Age: 77                       company); formerly a director of Prime Retail,
                              Inc. (real estate investment trust) and Dominion
                              Energy, Inc. (electric power and oil & gas producer), President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American
                              Motorists Insurance Company and American
                              Manufacturers Mutual Insurance Company. Oversees
                              25 portfolios in the OppenheimerFunds complex.


EDWARD V. REGAN,              President, Baruch College, CUNY; a director of
Trustee (since 1993)          RBAsset (real estate manager); a director of
Age: 74                       OffitBank; formerly Trustee, Financial Accounting
                              Foundation (FASB and GASB), Senior Fellow of
                              Jerome Levy Economics Institute, Bard College,
                              Chairman of Municipal Assistance Corporation for the City of New York, New York State Comptroller and Trustee of New York State and Local Retirement
                              Fund. Oversees 25 investment companies in the OppenheimerFunds complex.


RUSSELL S. REYNOLDS, JR.,     Chairman (since 1993) of The Directorship Search
Trustee (since 1989)          Group, Inc. (corporate governance consulting and
Age: 72                       executive recruiting); a Life Trustee of
                              International House (non-profit educational organization); a former trustee of The Historical
                              Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.



50  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

DONALD W. SPIRO,              Chairman Emeritus (since January 1991) of the
Vice Chairman of the          Manager. Formerly a director (January 1969-August
Board of Trustees,            1999) of the Manager. Oversees 25 portfolios in
Trustee (since 1989)          the OppenheimerFunds complex.
Age: 78

--------------------------------------------------------------------------------
INTERESTED TRUSTEE            THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS
AND OFFICER                   TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                              11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY
                              SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                              RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,               Chairman, Chief Executive Officer and director
President and Trustee         (since June 2001) and President (since September
(since 2001)                  2000) of the Manager; President and a director or
Age: 55                       trustee of other Oppenheimer funds; President and
                              a director (since July 2001) of Oppenheimer
                              Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of
                              OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since
                              July 2001) of Shareholder Services, Inc. and of
                              Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds
                              Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the
                              Manager: OFI Institutional Asset Management, Inc.,
                              Centennial Asset Management Corporation, Trinity
                              Investment Management Corporation and Tremont
                              Capital Management, Inc. (since November 2001),
                              HarbourView Asset Management Corporation and OFI
                              Private Investments, Inc. (since July 2001);
                              President (since November 1, 2001) and a director
                              (since July 2001) of Oppenheimer Real Asset
                              Management, Inc.; Executive Vice President (since
                              February 1997) of Massachusetts Mutual Life
                              Insurance Company (the Manager's parent company);
                              a director (since June 1995) of DLB Acquisition
                              Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of
                              Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly, Chief
                              Operating Officer (September 2000-June 2001) of the Manager; President and trustee (November
                              1999-November 2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September
                              1999-August 2000) of C.M. Life Insurance Company;
                              President, Chief Executive Officer and director
                              (September 1999-August 2000) of MML Bay State Life
                              Insurance Company; a director (June 1989-June
                              1998) of Emerald Isle Bancorp and Hibernia Savings
                              Bank (a wholly-owned subsidiary of Emerald Isle
                              Bancorp). Oversees 73 portfolios as Trustee/
                              Director and 10 portfolios as Officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924, AND FOR MR. FIELDING, 350 LINDEN OAKS, ROCHESTER, NY 14625. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

RONALD H. FIELDING,           Senior Vice President of the Manager since January
Vice President (since 2002)   1996; Chairman of the Rochester Division of the
Age: 55                       Manager since January 1996; an officer of 10
                              portfolios in the OppenheimerFunds complex.



51  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

BRIAN W. WIXTED,              Senior Vice President and Treasurer (since March
Treasurer (since 1999)        1999) of the Manager; Treasurer of HarbourView
Age: 44                       Asset Management Corporation, Shareholder
                              Financial Services, Inc., Shareholder Services,
                              Inc., Oppenheimer Real Asset Management
                              Corporation, and Oppenheimer Partnership Holdings,
                              Inc. (since March 1999), of OFI Private
                              Investments, Inc. (since March 2000), of
                              OppenheimerFunds International Ltd. and
                              OppenheimerFunds plc (since May 2000), of OFI
                              Institutional Asset Management, Inc. (since
                              November 2000), and of OppenheimerFunds Legacy
                              Program (a Colorado non-profit corporation) (since
                              June 2003); Treasurer and Chief Financial Officer
                              (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant
                              Treasurer (since March 1999) of Oppenheimer
                              Acquisition Corp. Formerly Assistant Treasurer of
                              Centennial Asset Management Corporation (March
                              1999-October 2003) and OppenheimerFunds Legacy
                              Program (April 2000-June 2003); Principal and
                              Chief Operating Officer (March 1995-March 1999) at
                              Bankers Trust Company-Mutual Fund Services
                              Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,               Executive Vice President (since January 2004) and
Secretary (since 2001)        General Counsel (since February 2002) of the
Age: 56                       Manager; General Counsel and a director (since
                              November 2001) of the Distributor; General Counsel
                              (since November 2001) of Centennial Asset
                              Management Corporation; Senior Vice President and
                              General Counsel (since November 2001) of
                              HarbourView Asset Management Corporation;
                              Secretary and General Counsel (since November
                              2001) of Oppenheimer Acquisition Corp.; Assistant
                              Secretary and a director (since October 1997) of OppenheimerFunds International Ltd. and
                              OppenheimerFunds plc; Vice President and a director (since November 2001) of Oppenheimer
                              Partnership Holdings, Inc.; a director (since
                              November 2001) of Oppenheimer Real Asset
                              Management, Inc.; Senior Vice President, General
                              Counsel and a director (since November 2001) of Shareholder Financial Services, Inc., Shareholder
                              Services, Inc., OFI Private Investments, Inc. and
                              OFI Trust Company; Vice President (since November
                              2001) of OppenheimerFunds Legacy Program; Senior
                              Vice President and General Counsel (since November
                              2001) of OFI Institutional Asset Management, Inc.;
                              a director (since June 2003) of OppenheimerFunds
                              (Asia) Limited. Formerly Senior Vice President
                              (May 1985-December 2003), Acting General Counsel
                              (November 2001-February 2002) and Associate
                              General Counsel (May 1981-October 2001) of the
                              Manager; Assistant Secretary of Shareholder
                              Services, Inc. (May 1985-November 2001),
                              Shareholder Financial Services, Inc. (November
                              1989-November 2001); and OppenheimerFunds
                              International Ltd. (October 1997-November 2001).
                              An officer of 83 portfolios in the
                              OppenheimerFunds complex.

MARK S. VANDEHEY,             Senior Vice President and Chief Compliance Officer
Vice President and            (since March 2004) of the Manager; Vice President
Chief Compliance Officer      (since June 1983) of OppenheimerFunds Distributor,
(since 2004)                  Inc., Centennial Asset Management Corporation and
Age: 53                       Shareholder Services, Inc. Formerly (until
                              February 2004) Vice President and Director of
                              Internal Audit of OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.


THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.'


52  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2004 and $15,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,000 in fiscal 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $113 in fiscal 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include consultations regarding the registrant's retirement plan with respect to its directors.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,500 in fiscal 2004 and $5,113 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (a) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (b)  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)